Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our 2014 Equity Incentive Plan, which was unanimously adopted by the Board of Directors in April 2014, was approved by a shareholder vote at the 2015 annual meeting of shareholders. Pursuant to the terms of the 2014 Equity Incentive Plan, we expect that directors, officers, and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates, and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates, as well as entities wholly-owned or generally exclusively controlled by such persons, may be eligible to receive stock appreciation rights, stock awards, restricted stock units and performance compensation awards that the Administrator determines are consistent with the purposes of the plan and the interests of the Company. The maximum number of shares of common stock that could be granted under the 2014 Equity Incentive Plan was not to exceed 2,850,000 in the aggregate. In October 2021, our shareholders approved the Amended and Restated 2014 Equity Incentive Plan to increase the reserve of our common shares for issuance by 2,015,000 shares to 4,865,000 shares in the aggregate. The plan is administered by our Compensation Committee.

The Amended and Restated 2014 Equity Incentive Plan is administered by our Compensation Committee with a view towards aligning the interests of our executives with the best interests of the Company and its shareholders, improving overall performance and further fostering long-term relationships between the Company and such executives. In general, executive compensation including award granted under Amended and Restated 2014 Equity Incentive Plan, is determined at similar times each year. The Compensation Committee does not tie awards under the plan with the timing of material Company news or events. In addition, all transactions in the securities granted under the Amended and Restated 2014 Equity Incentive Plan are subject to the Company’s insider trading policy.

During the year ended March 31, 2026, we granted to certain of our officers and employees an aggregate of 232,278 shares of restricted stock vesting ratably on the grant date and on the first, and second anniversaries of that date, and 63,266 restricted stock units vesting ratably on the grant date and on the first and second anniversaries of the grant date. We also granted up to 105,050 performance stock units that can be earned based on achieving return on net invested capital (RONIC) and relative total shareholder return (TSR) goals.

During the year ended March 31, 2025, we granted to certain of our officers and employees an aggregate of 231,150 shares of restricted stock vesting ratably on the grant date and on the first, and second anniversaries of that date, 16,000 shares of restricted stock vesting on the grant date and 48,960 restricted stock units vesting ratably on the grant date and on the first and second anniversaries of the grant date.

As of July 14, 2026, there were 291,221 shares of restricted stock and restricted stock units (excluding up to 52,525 performance stock units at the maximum) that were issued and outstanding but not yet vested.

As of that date, there were 662,138 shares of common stock remaining available for future grants under the Amended and Restated 2014 Equity Incentive Plan excluding the performance stock units mentioned above.

Unless otherwise provided in the applicable award agreement, shares granted under the plan will become fully vested and nonforfeitable, and all performance threshold requirements will cease to apply, in connection with a Change in Control (as defined in the Amended and Restated 2014 Equity Incentive Plan), such that no performance threshold requirements will be applicable upon a Change in Control and all performance goals will effectively be deemed satisfied to the fullest extent such that 100% of the then outstanding and unvested shares will be deemed fully vested. In particular, performance stock units may be granted with terms that vary from the plan’s default provisions in this regard.

During the year ended March 31, 2026, the Company did not award options to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report.